Long-term debt - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Long Term Debt
Liabilities arising from financing activities at beginning of period	$ 1,159.9
Borrowings	0.0
Repayments	(69.7)
Fair Value changes	39.0
Interest & Accretion	38.1
Liabilities arising from financing activities at end of period	1,167.3
Long-term debt
Long Term Debt
Liabilities arising from financing activities at beginning of period	489.2
Borrowings	0.0
Repayments	0.0
Fair Value changes	0.0
Interest & Accretion	1.8
Liabilities arising from financing activities at end of period	491.0
Interest payable
Long Term Debt
Liabilities arising from financing activities at beginning of period	16.7
Borrowings	0.0
Repayments	(38.1)
Fair Value changes	0.0
Interest & Accretion	36.3
Liabilities arising from financing activities at end of period	14.9
Gold stream obligation
Long Term Debt
Liabilities arising from financing activities at beginning of period	217.9
Borrowings	0.0
Repayments	(26.8)
Fair Value changes	2.9
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	194.0
New Afton
Long Term Debt
Liabilities arising from financing activities at beginning of period	436.1
Borrowings	0.0
Repayments	(4.8)
Fair Value changes	36.1
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	$ 467.4